Interest Revenue and Expenses	12 Months Ended
Dec. 31, 2018
Interest Revenue and Expenses
Interest Revenue and Expenses

30.  Interest Revenue and Expenses:

(a)   As of each year end below, interest revenue is detailed as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$
Commercial loans	856,172	786,794	851,328
Consumer loans	613,962	614,393	613,293
Residential mortgage loans	447,582	401,862	502,832
Financial investments	30,725	35,403	52,909
Repurchase agreements	9,053	7,337	2,767
Loans and advances to banks	32,280	15,024	24,138
Gain (loss) from accounting hedges	(76,378)	20,722	(58,560)
Other interest revenue	3,596	5,165	11,910
Total	1,916,992	1,886,700	2,000,617

The amount of interest recognized on a received basis for impaired portfolio in 2018 amounts to Ch$5,113 million (Ch$6,426 million as of December 31, 2017).

(b)   As of each year end below, interest expenses are detailed as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$
Savings accounts and time deposits	376,541	297,277	301,251
Debt issued	309,589	268,203	352,351
Other financial obligations	1,916	1,640	1,482
Repurchase agreements	6,223	5,193	8,901
Borrowings from financial institutions	13,504	19,255	29,275
(Gain) loss from accounting hedges	(24,190)	54,834	(23,694)
Demand deposits	6,241	5,350	9,380
Other interest expenses	435	253	694
Total	690,259	652,005	679,640

(c)   As of each year end below, loss from accounting hedge is the following:

	2016	2017	2018
	MCh$	MCh$	MCh$
Cash Flow hedge	(45,559)	(29,477)	(33,031)
Fair value hedge	(6,629)	(4,635)	(1,835)
Total	(52,188)	(34,112)	(34,866)